Goodwill and Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Goodwill and Intangibles [Abstract]
Percentage by which fair value exceeds carrying amount, minimum (in hundredths)	10.00%
Percentage by which fair value exceeds carrying amount, more than this percentage, maximum (in hundredths)	140.00%
Number of reporting unites where fair value exceeds carrying amount by less than ten percent (in number of units)	1
Goodwill allocated to reporting units	$ 255
Amount of Long Term Care Pharmacy's goodwill impaired as result of asset sale agreement			16
Change in estimated future cash flows (in hundredths)	1.00%
Percentage decrease in estimated fair value of reporting unit (in hundredths)	1.00%
Decrease in the long-term net sales growth rate resulting in impact to estimated cash flows (in hundredths)	1.00%
Percentage point increase in estimated discount rates for reporting units whose fair value exceeded carrying value (in hundredths)	1.00%
Goodwill [Roll Forward]
Goodwill			1,915
Accumulated impairment losses			28
Acquisitions	120	158
Other	24	(28)
Net book value - Ending Period	2,161	2,017
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Net	1,286	1,212
Amortization expense for intangible assets	255	219	182
Estimated annual intangible assets amortization expense [Abstract]
2013	252
2014	217
2015	182
2016	144
2017	99
Purchased Prescription File [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	984	913
Accumulated amortization	(417)	(338)
Weighted-average amortization period (in years)	7 years	7 years	7 years
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	388	385
Accumulated amortization	(109)	(76)
Weighted-average amortization period (in years)	11 years	11 years
Purchasing and Payer Contract [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	334	308
Accumulated amortization	(119)	(94)
Weighted-average amortization period (in years)	13 years	13 years
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	120	95
Accumulated amortization	(53)	(43)
Weighted-average amortization period (in years)	6 years	5 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	189	71
Accumulated amortization	(32)	(11)
Weighted-average amortization period (in years)	13 years	9 years
Other Amortizable Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	4	4
Accumulated amortization	$ (3)	$ (2)
Weighted-average amortization period (in years)	10 years	10 years